Stockholders' Equity (Deficit) - Common Stock Issued to Executives - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021 item $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Common Stock Issued to Executives
Stock-based compensation expense recognized		$ 19,457	$ 8,625
Executives
Common Stock Issued to Executives
Stock-based compensation expense recognized		300	300
Restricted common stock
Common Stock Issued to Executives
Stock-based compensation expense recognized		58	72
Restricted common stock | Executives
Common Stock Issued to Executives
Number of shares issued under restricted stock award | shares	100,532
Number of executives to whom restricted stock are issued | item	2
Purchase price per share ($ per share) | $ / shares	$ 0.94
Vesting period	4 years
Cliff vesting period (years)	1 year
Restricted common stock | Executives | Maximum
Common Stock Issued to Executives
Stock-based compensation expense recognized		$ 100	$ 100